Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings	$ 658	$ 162
Items that may be reclassified subsequently to net earnings:
Unrealized (losses) gains Available-for-salesecurities	(17)	75
Derivatives designated as cash flow hedges	19	(15)
Reclassification of realized gains (losses) Available-for-sale securities recognized in net earnings	(15)	(12)
Derivatives designated as cash flow hedges recognized in net earnings	(3)
Derivatives designated as cash flow hedges recorded as property, plant and equipment	(1)
Items reclassified subsequently to net earnings (loss)	(17)	48
Items that will not be reclassified subsequently to net earnings:
Remeasurement of defined benefit pension plans	(1)	(1)
Total other comprehensive (loss) income, net of tax	(18)	47
Total comprehensive income	$ 640	$ 209